Share Based Compensation - Additional Information (Detail) kr / shares in Units, kr in Millions		12 Months Ended
	Jan. 01, 2019 Employee	Dec. 31, 2023 shares	Dec. 31, 2022 SEK (kr) Employee Country kr / shares	Dec. 31, 2021 SEK (kr) Employee kr / shares	Dec. 31, 2020 Employee	Dec. 31, 2019 Employee kr / shares shares	Dec. 31, 2016 kr / shares shares
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted			162.76%	200.00%	200.00%
Compensation expense charged | kr			kr 2,814
share price at vesting | kr / shares			kr 94.13	kr 78.88
Payout amount at vesting | kr			kr 784
Strike price | kr / shares						kr 87.97
Reporting year [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr			450	kr 1,346
Provisions for cash settled plans | kr			985	1,591
Social Charges included in the provision for cash-settled plans | kr			120	kr 190
No compensation expenses recognized during the period						four-year period
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Purchase of options shares | shares						128,452	1,000,000
Purchase of options shares | shares							2,000,000
Purchase price | kr / shares						kr 15.57	kr 0.49
No compensation expenses recognized during the period							seven-year period
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr			356
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr			kr 5
Executive Performance Plan 2020 (EPP 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan					155
Executive Performance Plan 2020 (EPP 2020) [member] | All Countries Except USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level					15.00%
Percentage of high award level					25.00%
Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan				159
Executive Performance Plan 2021 [Member] | All Countries Except USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level				15.00%
Percentage of high award level				25.00%
Ericsson Share Purchase Plan [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of countries launched the plan | Country			79
Number of eligible employees			90,500
Stock issued during period value shares issued | shares		50,000
Cash payment percentage out of contribution amount		15.00%
Executive Performance Plan 2019 (EPP 2019) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan						161
Percentage of regular award level						15.00%
Percentage of high award level						22.50%
Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan			165
Senior Managers [member] | Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards			three-year
The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr			kr 89
Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted						200.00%
Percentage of vesting level of LTV program					100.00%	126.35%
Retention Of Key Employees | Key Contributor Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards				three award levels at 10%, 25% and 30% of the participants’ annual gross salary.
Employee retention period				3 years
Number of employees who selected for plan				7,246
Retention Of Key Employees | Key Contributor Plan 2019 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards						There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans) and was officially closed in 2022.
Employee retention period						3 years
Employee retention payment plan			– 25% of the award to be paid at the end of the first year, – 25% of the award to be paid at the end of the second year, and – the remaining 50% of the award to be paid at the end of the third year.
Number of employees who selected for plan	6,941
Retention Of Key Employees | Key Contributor Plan 2019 [member] | 2023 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid			25.00%
Retention Of Key Employees | Key Contributor Plan 2019 [member] | 2024 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid			25.00%
Retention Of Key Employees | Key Contributor Plan 2019 [member] | 2025 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid			50.00%
Retention Of Key Employees | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards					hree award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Employee retention period					3 years
Number of employees who selected for plan					7,007
Retention Of Key Employees | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards			There are at multiple levels between 10% - 40% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Employee retention period			3 years
Number of employees who selected for plan			7,704
Performance share awards [member] | The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary			190.00%	190.00%	180.00%	180.00%
Performance share awards [member] | Other participants [member] | Bottom of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary			30.00%	30.00%	30.00%	30.00%
Performance share awards [member] | Other participants [member] | Top of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary			70.00%	70.00%	70.00%	70.00%
Absolute TSR [member] | Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of vesting level of LTV program					6.65%	9.00%
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period			three years
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period			3 years
Vesting description			Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period).
Period of employment eligibility for awards			3 years
Rest of the Countries [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level			15.00%
Percentage of high award level			25.00%
CA [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of high award level			45.00%
US [member] | Executive Performance Plan 2020 (EPP 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level					25.00%
Percentage of high award level					35.00%
US [member] | Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level				25.00%
Percentage of high award level				35.00%
US [member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level			35.00%